Long-term Borrowings, Capital Lease Obligations and License Agreements - Perpetual Software License (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-Term Borrowings
Amount outstanding	$ 3,150,999,000	$ 3,360,255,000
1.380% note payable due December 31, 2017
Long-Term Borrowings
Financing agreement amount			$ 30,000,000
Amount outstanding		$ 13,853,000